Exploration Expense - Schedule of Exploration Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Exploration	$ 1,073	$ 373
Platosa [Member]
Statement Line Items [Line Items]
Exploration	418	103
Evolucion [Member]
Statement Line Items [Line Items]
Exploration	162	203
Silver City [Member]
Statement Line Items [Line Items]
Exploration	204	67
Kilgore [Member]
Statement Line Items [Line Items]
Exploration	$ 289